Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39088
Entity Registrant Name	Aesthetic Medical International Holdings Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Common Stock, Shares Outstanding	70,703,671
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001757143
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Union Power HK CPA Limited
Auditor Firm ID	3004
Auditor Location	Hong Kong
Business Contact
Document and Entity Information
Contact Personnel Name	Wu Guanhua
Contact Personnel Email Address	toby@pengai.com.cn
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Country Region	86
City Area Code	755
Local Phone Number	2559 8065
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each
Trading Symbol	AIH
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ